Financial assets and liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade receivables, net	$ 57,076	$ 13,911
Taxes recoverable (Goods and services tax, foreign withholding tax and value added tax)	583	765
Other receivables	1	190
Trade and other receivables	57,660	14,866
Government chargebacks	$ 2,100	$ 900